Equity Based Compensation Plans	6 Months Ended
Jun. 27, 2021
Share-based Payment Arrangement [Abstract]
Equity Based Compensation Plans
10.	EQUITY-BASED COMPENSATION PLANS
As of June 27, 2021, the amount of unvested profit interest units (“PIUs”) was 31,481, with a weighted average grant date fair value of $.27.
During the
twenty-six
weeks ended June 27, 2021 and June 28, 2020, 903 and 798 PIUs were fully vested, respectively, with a total grant-date fair value of $262 and $235 in 2021 and 2020, respectively. As of June 27, 2021, the total compensation cost related to nonvested PIUs, which vest related to service-based criteria, not yet recognized and the weighted-average period over which it’s expected to be recognized is $1,475 and 2.9 years, respectively.
During the
twenty-six
weeks ended June 27, 2021, no PIUs were issued, expired or forfeited.